INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 15    -      INCOME TAXES

A.	Income Tax Regulations (Rules on Bookkeeping by Foreign Invested Companies and Certain Partnerships and Determination of their Taxable Income), 1986:

As a "Controlled Foreign Cooperation" (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the Company's management has elected to apply Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income)-1986. Accordingly, its taxable income or loss is calculated in US Dollars.

B.	Law for the Encouragement of Capital Investments-1959:

Part of the Company’s investment in equipment has received approvals in accordance with the Law for the Encouragement of Capital Investments, 1959 (“Approved Enterprise” status) in three separate investment plans. The Company has chosen to receive its benefits through the “Alternative Benefits” track, and, as such, is eligible for various benefits. These benefits include accelerated depreciation of fixed assets used in the investment program, as well as a full tax exemption on undistributed income in relation to income derived from the first plan for a period of 4 years and for the second and third plans for a period of 2 years. Thereafter a reduced tax rate of 25% will be applicable for an additional period of up to 3 years for the first plan and 5 years for the second and third plans, commencing with the date on which taxable income is first earned but not later than certain dates. The benefit period of the second and third plan have commenced.

On April 1, 2005, an amendment to the Investment Law came into effect (“the Amendment”) and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a Privileged Enterprise, such as provisions generally requiring that at least 25% of the Privileged Enterprise’s Income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the law as they were on the date of such approval. Therefore, the Israeli companies with Approved Enterprise status will generally not be subject to the provisions of the Amendment.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the above law, regulations published thereunder and the instruments of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled, and the Company may be required to refund the amount of the benefits, in whole or in part, including interest.

In the event of distribution by the Company of a cash dividend out of retained earnings that were tax exempt due to its Approved Enterprise status, the Company would have to pay corporate tax of 10% - 25% on the income from which the dividend was distributed based on the extent to which non-Israeli shareholders hold Company’s shares. A 15% withholding tax may be deducted from dividends distributed to the recipients.

On November 15, 2021 a new amendment of the Investment Law (“the Amendment’) was enacted (i) providing a reduced corporate income tax on the Trapped Profits distributed within a year from such amendment. The reduced corporate income tax is based on a certain formula and subject to reinvestment of certain amounts in enumerated assets/activities; (ii) harshening the rules with respect to determining the profits from which a dividend was distributed and providing that part of any dividend distribution, will be deemed as distributed from the Trapped Profits, according to a certain formula.

During December 2021, as part of the Tax Assessment audit for the years 2016-2019, the Company entered into an agreement with the Israeli Tax Authorities and opted-in with the new Amendment. The reduced corporate income tax on the Trapped Profits resulted in income tax expenses (net of reductions of uncertain tax positions provisions) of approximately $3.7M, and was included in the 2021 consolidated statements of operations.

In 2008, the Company submitted a request to approve a new plan (fourth plan) as a Privileged Enterprise in accordance with the Amendment to the Investment Law. The commencing year was 2010, and the expiration year was 2021.

In 2011, new legislation amending to the Investment Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies (Requirement of a minimum export of 25% of the company's total turnover), as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law.

In August 2013 "The Arrangements Law" (hereinafter—"the Law") was officially published. The following significant changes affecting taxation were approved:

 1.  The tax rate on a company in Development area A, effective January 1, 2014 is 9% (instead of 7% in 2014 and 6% in 2015 and thereafter), and the tax rate for companies in all other areas will be 16% (instead of 12.5% in 2014 and 12% in 2015 and thereafter).

 2.  The tax rate on dividend distributed, generated from "preferred income" or by a company that has an approved enterprise increased effective January 1, 2014 from 15% to 20%.

In 2016, most of the Company’s taxable income in Israel was attributable to Preferred Enterprises, with a related tax rate of 16%. In 2015 and 2014, most of the Company’s taxable income in Israel was attributable to Approved Enterprise programs with zero tax.

C.	The New Technological Enterprise Incentives Regime - Amendment 73 to the Investment Law

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the 2017 Amendment") was published. According to the 2017 Amendment, Technological preferred enterprise, as defined in the Law for the Encouragement of Capital Investments, 1959 ("the Encouragement Law"), with total consolidated revenues of less than NIS 10 billion, shall be subject to 12% tax rate on income deriving from intellectual property (in development area A - a tax rate of 7.5%).

Any dividends distributed deriving from income from the preferred technological enterprises will be subject to tax at a rate of 20%. The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a foreign corporate shareholder, would be subject to a 4% tax rate (if the percentage of foreign investors exceeds 90%).

The Company assessed the criteria for qualifying to a “Preferred Technological Enterprise,” status and concluded that the Israeli entity is entitled to the above-mentioned benefits. The Company implemented the new incentives in its tax calculations starting 2017.

D.	The Tax Cuts and Jobs Act, 2017:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “US Tax Act”) that instituted fundamental changes to the taxation of multinational corporations. The Tax Act includes significant changes to the U.S. corporate income tax system, including a Federal corporate rate reduction from 35% to 21%, adjustments to rules relating to limitations on the deductibility of interest expense and executive compensation, the transition of U.S. international taxation from a worldwide tax system to a territorial tax system, foreign derived intangible income deduction, rules that impact the utilization of US NOLs and other corporate tax provisions.

Foreign-Derived Intangible Income:

The 2017 Tax Act provides tax incentives to U.S. companies to earn income from the sale, lease or license of goods and services abroad (i.e., the portion of a domestic corporation’s intangible income that is derived from serving foreign markets) in the form of a deduction for foreign-derived intangible income (“FDII”). FDII is taxed at an effective rate of 13.125% for taxable years beginning after December 31, 2017 and at an effective rate of 16.406% for taxable years beginning after December 31, 2025. The accounting for the deduction for FDII is similar to a special deduction and should be accounted for based on the guidance in ASC 740-10-25-37. The tax benefits for special deductions ordinarily are recognized no earlier than the year in which they are deductible on a tax return.

In 2022 Congress enacted the CHIPS and Science Act. Among other provisions, the law includes an "advanced manufacturing investment credit". This is a 25% investment tax credit for investments in semiconductor manufacturing and includes incentives for the manufacturing of semiconductors, as well as for manufacturing of specialized tooling equipment required in the semiconductor manufacturing process. Taxpayers are allowed to treat the credit as a payment against tax ("direct pay").

E.	Deferred Taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Deferred tax assets

Significant components of the deferred tax assets are as follows

	As of December 31,
	2 0 2 2	2 0 2 1

Deferred tax assets:
Net operating loss carryforwards	1,080	501
Tax credits carryforward	1,610	1,052
Reserve and allowances, mainly research and development expenses carryforward	20,234	8,692
Operating lease liabilities	3,178	1,627
Deferred tax assets before valuation allowance	26,102	11,872
Valuation Allowance	(2,098)	(1,737)
Deferred tax assets after valuation allowance	24,004	10,135

Deferred tax liabilities:
Convertible senior notes	-	(1,444)
Operating lease right-of-use assets	(2,631)	(1,300)
Intangible assets	(349)	(578)
Reserve and allowances	(927)	(652)
Deferred tax liabilities	(3,907)	(3,974)

Deferred tax assets, net	20,097	6,161

Deferred tax assets by domestic and foreign are as follows:

	Year ended December 31,
	2 0 2 2	2 0 2 1

Domestic	8,683	3,414
Foreign	11,414	2,747
	20,097	6,161

Under ASC 740-10, deferred tax assets are to be recognized for the anticipated tax benefits associated with net operating loss and tax credits carry-forwards and deductible temporary differences; unless it is more-likely-than-not that some or all of the deferred tax assets will not be realized.

Deferred Tax liability

The $12,190 deferred tax liability as of December 31, 2022, is due to the intangible assets acquired in the business combination, see note 3 above.

F.	Income before taxes on income included in the consolidated statements of operations:

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Domestic	121,076	76,400	42,164
Foreign (mainly US)	37,333	32,853	14,332
	158,409	109,253	56,496

G.	Income tax expenses (tax benefits) included in the consolidated statements of operations:

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Domestic	15,868	12,297	7,238
Foreign (mainly US)	2,328	3,855	1,351
	18,196	16,152	8,589

Current	32,323	19,311	9,620
Deferred	(14,127)	(3,159)	(1,031)
	18,196	16,152	8,589

H.	Tax Reconciliation:

The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and the actual tax expense in the statement of operations, is as follows:

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Income before taxes on income	158,409	109,253	56,496
Statutory tax expenses	19,009	13,110	6,780
Effect of non-benefited income New Technological or Preferred Enterprises statuses in Israel	335	88	130
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes, net	(1,131)	(448)	(199)
Change in tax reserve for uncertain tax positions	(51)	(713)	1,806
Effect of foreign operations taxed at various rates	3,477	3,249	1,381
Foreign Derived Intangible Income benefit	(2,483)	(1,785)	(526)
Tax credits	(1,640)	(1,592)	(1,526)
Trapped Profits agreement net effect	-	3,716	-
Adjustments for previous year’s tax	(172)	(113)	249
Change in valuation allowance	692	601	413
Other	160	39	81
	(813)	3,042	1,809
Actual tax expenses	18,196	16,152	8,589

I.	Effective Tax Rates:

The Company’s effective tax rates differ from the statutory rates applicable to the Company for tax year 2022, primarily due to stock-based compensation deductible expenses, tax credits and foreign derived intangible income benefit in the US.

The Company’s effective tax rates differ from the statutory rates applicable to the Company for tax year 2021, primarily due to stock-based compensation deductible expenses, tax credits and foreign derived intangible income benefit in the US.

J.	Tax Assessments:

In December 2021 the Parent Company has received final tax assessments for the years 2016-2019 from the Israeli Tax Authorities.

For the US subsidiary, with regards to any tax years starting 2015 and any tax attributes carryforwards from prior periods remain subject to examination in future periods (under the standard US statute of limitation and subject to tax filing).

In 2019, Ancosys GmbH received final tax assessments for the years 2014-2016.

The other subsidiaries received final tax assessments through tax years 2012 until 2016.

K.	Undistributed earnings of foreign subsidiaries:

The Company considers the earnings of certain subsidiaries to be indefinitely invested outside Israel on the basis of estimates that future domestic cash generation will be sufficient to meet future domestic cash needs and the Company’s specific plans for reinvestment of those subsidiary earnings. The Company has not recorded a deferred tax liability of approximately $26,432 related to the Israel income taxes of undistributed earnings of foreign subsidiaries indefinitely invested outside Israel. Should the Company decide to repatriate the foreign earnings, the Company would need to adjust the Company’s income tax provision in the period the Company determined that the earnings will no longer be indefinitely invested outside Israel.

L.	Uncertain Tax Positions:

The taxation of the Company's business is subject to the application of multiple and sometimes conflicting tax laws and regulations as well as multinational tax conventions. The application of tax laws and regulations is subject to legal and factual interpretation, judgment and uncertainty.

In addition, the Company classifies interest and penalties recognized in the financial statements relating to uncertain tax position under the income taxes line item.

Tax laws themselves are subject to change as a result of changes in fiscal policy, changes in legislation and the evolution of regulations and court rulings. Consequently, taxing authorities may impose tax assessments or judgments against the Company that could materially impact its tax liability and/or its effective income tax rate.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

The following table summarizes the changes in uncertain tax positions:

	As of December 31,
	2 0 2 2	2 0 2 1

Balance at the beginning of the year	8,135	11,080
Increase related to prior year tax positions	-	271
Decrease related to prior year tax positions	(1,099)	(4,403)
Increase related to current year tax positions	1,709	1,187
Balance at the end of the year*	8,745	8,135

* The amounts for the years ended December 31, 2022 and 2021 includes $2,590 and $2,412 unrecognized tax benefits, respectively, which are presented as a reduction from deferred tax assets, see Note 15e.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expenses.

M.	Income from Other Sources in Israel:

Income not eligible for benefits under the New Technological Enterprise Laws mentioned in ”C” above are taxed at the corporate tax rate of 23%.